NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     CALIFORNIA
     INTERMEDIATE
     INSURED
     TRUST 3

            Estimated Current Return
            4.08% to 4.21%
            as of 12/07/95

            Estimated Long Term Return
            3.94% to 4.23%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H2 160 Monthly Payment Option
                  6706H2 178 Quarterly Payment Option
                  6706H2 186 Semi-Annual Payment Option

                  Registered in California
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--CALIFORNIA INTERMEDIATE INSURED TRUST 3
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT DECEMBER 8, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of California, Various Purpose General Obligation            No Optional          AAA           Aaa
                  Bonds, 4.50% Due 9/1/05.                                            Call
     500,000    California Health Facilities Financing Authority, Insured          No Optional          AAA           Aaa
                  Health Facility Refunding Revenue Bonds (Catholic                   Call
                  Healthcare West), 1994 Series A, 4.75% Due 7/1/04.
     500,000    State Public Works Board of the State of California, Lease         No Optional          AAA           Aaa
                  Revenue Refunding Bonds (Department of Corrections), 1993           Call
                  Series C (Del Norte), 4.875% Due 12/1/06.
     500,000    Cathedral City (California), Public Financing Authority,           No Optional          AAA           Aaa
                  1995 Tax Allocation Revenue Bonds, Series A (Cathedral              Call
                  City Redevelopment Projects), 4.90% Due 8/1/05.
     150,000    The City of Los Angeles (California), General Obligation           2004 at 102          AAA           Aaa
                  Bonds, Series 1994-A, 5.60% Due 9/1/05.
     350,000    Port of Oakland, California, Refunding Revenue Bonds, 1993         No Optional          AAA           Aaa
                  Series F, 0.00% Due 11/1/06. (Original issue discount               Call
                  bonds delivered on or about June 29, 1993 at a price of
                  47.868% of principal amount.)
     500,000    San Diego County (California), Regional Transportation             No Optional          AAA           Aaa
                  Commission, Second Senior Sales Tax Revenue Bonds, 1994             Call
                  Series A, 5.20% Due 4/1/06.
     500,000    Thousand Oaks Redevelopment Agency (Ventura County,                No Optional          AAA           Aaa
                  California), Thousand Oaks Boulevard Redevelopment                  Call
                  Project, 1995 Tax Allocation Refunding Bonds, 4.80% Due
                  12/1/04.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   3.90 %   $    101.68          4.08%            4.11%            4.13%
500-999                 50,000-99,999   3.70          101.46          4.09             4.12             4.14
1,000-2,499           100,000-249,999   3.50          101.25          4.09             4.13             4.14
2,500-4,999           250,000-499,999   3.25          100.99          4.10             4.14             4.16
5,000-9,999           500,000-999,999   3.00          100.73          4.12             4.15             4.17
10,000-24,999     1,000,000- 2,499,999  2.75          100.47          4.13             4.16             4.18
25,000-49,999     2,500,000- 4,999,999  2.50          100.22          4.14             4.17             4.19
50,000 and over    5,000,000 and over   2.00           99.70          4.16             4.19             4.21

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   3.90 %   $    101.68          3.94%            3.97%            3.99%
500-999                 50,000-99,999   3.70          101.46          3.97             4.00             4.02
1,000-2,499           100,000-249,999   3.50          101.25          3.99             4.02             4.04
2,500-4,999           250,000-499,999   3.25          100.99          4.02             4.05             4.07
5,000-9,999           500,000-999,999   3.00          100.73          4.06             4.09             4.11
10,000-24,999     1,000,000- 2,499,999  2.75          100.47          4.08             4.11             4.13
25,000-49,999     2,500,000- 4,999,999  2.50          100.22          4.12             4.15             4.17
50,000 and over    5,000,000 and over   2.00           99.70          4.18             4.21             4.23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2647(1)                                                               $  4.1452
                                                             --------    $.3453 every month    --------
Quarterly Distribution Plan...........  $   .2647(1)   $   .3480(2)   $  1.0440      $  1.0440      $  1.0440      $  4.1772
Semi-Annual Distribution Plan.........  $   .2647(1)                  $  1.3980(3)                  $  2.0970      $  4.1962
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.06 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01151 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.2647 per unit for the 23-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.2647 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01151              Quarterly - $0.01160
                             Semi-Annual - $0.01165
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 9.8 years.
The first bond is scheduled to mature in July, 2004, with the last bond maturity being December, 2006.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      PENNSYLVANIA
     INSURED
     TRUST 206

            Estimated Current Return
            First
            Year: 4.84% to 5.04%
            Subsequent
            Years: 4.88% to 5.08%
            as of 12/07/95

            Estimated Long Term Return
            4.89% to 5.16%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H8 407 Monthly Payment Option
                  6706H8 415 Quarterly Payment Option
                  6706H8 423 Semi-Annual Payment Option

                  Registered in Pennsylvania
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, PENNSYLVANIA INSURED TRUST 206
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT DECEMBER 8, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Allegheny County Hospital Development Authority                    2005 at 102          AAA           Aaa
                  (Pennsylvania), Health Center Revenue Bonds, Series of
                  1995 (University of Pittsburgh Medical Center System),
                  5.375% Due 12/1/25. (When issued.)
      50,000    County of Berks, Pennsylvania, General Obligation Bonds,           No Optional          AAA           Aaa
                  Second Series of 1993, 0.00% Due 5/15/19. (Original issue           Call
                  discount bonds delivered on or about November 10, 1993 at
                  a price of 24.133% of principal amount.)
     125,000    Bucks County Water and Sewer Authority (Bucks County,              No Optional          AAA           Aaa
                  Pennsylvania), Neshaminy Interceptor Sewer System, Sewer            Call
                  Revenue Bonds, Series A of 1993, 0.00% Due 12/1/16.
                  (Original issue discount bonds delivered on or about
                  August 5, 1993 at a price of 26.059% of principal amount.)
     525,000    Chester County (Pennsylvania), Health and Education                2004 at 102          AAA           Aaa
                  Facilities Authority, Health System Revenue Bonds, Series
                  A of 1994 (Main Line Health System), 5.50% Due 5/15/15.
     500,000    Delaware County Authority (Commonwealth of Pennsylvania),          2003 at 102          AAA           Aaa
                  Haverford College Revenue Bonds, Series of 1993, 5.50% Due
                  11/15/23.
     500,000    Moon Township Municipal Authority, Allegheny County,               2005 at 100          AAA           Aaa
                  Pennsylvania, Water and Sewer Revenue Refunding Bonds,
                  Series of 1995,
                250M-5.40% Due 12/1/14,
                250M-5.50% Due 12/1/19.
                    (When issued.)
     500,000    The School District of Philadelphia, Pennsylvania, General         2005 at 101          AAA           Aaa
                  Obligation Bonds, Series B of 1995, 5.50% Due 9/1/18.
                  (Original issue discount bonds delivered on or about
                  October 31, 1995 at a price of 94.768% of principal
                  amount.)
     300,000    Southeastern Pennsylvania Transportation Authority, Special        2005 at 101          AAA           Aaa
                  Revenue Bonds, Series of 1995A, 5.75% Due 3/1/20.
                  (Original issue discount bonds delivered on or about
                  February 28, 1995 at a price of 94.75% of principal
                  amount.)
     500,000    Commonwealth of Puerto Rico, Public Improvement Bonds of           2005 at 101          AAA           Aaa
                  1995 (General Obligation Bonds.), 5.375% Due 7/1/22.                 1/2
                  (Original issue discount bonds delivered on or about May
                  4, 1995 at a price of 93.916% of principal amount.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    101.66     (4.84%)  4.88%     (4.87%)  4.91%     (4.89%)  4.93%
500-999                 50,000-99,999   4.75          101.50     (4.85)   4.89      (4.88)   4.92      (4.90)   4.94
1,000-2,499           100,000-249,999   4.50          101.24     (4.86)   4.90      (4.90)   4.93      (4.91)   4.95
2,500-4,999           250,000-499,999   4.25          100.97     (4.88)   4.91      (4.91)   4.95      (4.93)   4.96
5,000-9,999           500,000-999,999   3.50          100.19     (4.91)   4.95      (4.95)   4.98      (4.97)   5.00
10,000-24,999     1,000,000- 2,499,999  3.00           99.67     (4.94)   4.98      (4.97)   5.01      (4.99)   5.03
25,000-49,999     2,500,000- 4,999,999  2.50           99.16     (4.97)   5.00      (5.00)   5.04      (5.02)   5.05
50,000 and over    5,000,000 and over   2.00           98.65     (4.99)   5.03      (5.02)   5.06      (5.04)   5.08

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.66          4.89%            4.92%            4.94%
500-999                 50,000-99,999   4.75          101.50          4.90             4.93             4.95
1,000-2,499           100,000-249,999   4.50          101.24          4.92             4.95             4.97
2,500-4,999           250,000-499,999   4.25          100.97          4.94             4.97             4.99
5,000-9,999           500,000-999,999   3.50          100.19          5.00             5.03             5.05
10,000-24,999     1,000,000- 2,499,999  3.00           99.67          5.03             5.06             5.09
25,000-49,999     2,500,000- 4,999,999  2.50           99.16          5.07             5.10             5.12
50,000 and over    5,000,000 and over   2.00           98.65          5.11             5.14             5.16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3169(1)                                                               $  4.9614
                                                             --------    $.4134 every month    --------
Quarterly Distribution Plan...........  $   .3169(1)   $   .4161(2)   $  1.2483      $  1.2483      $  1.2483      $  4.9934
Semi-Annual Distribution Plan.........  $   .3169(1)                  $  1.6704(3)                  $  2.5056      $  5.0124
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01378 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.3169 per unit for the 23-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.3169 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01378              Quarterly - $0.01387
                             Semi-Annual - $0.01392
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.5 years.
The first bond is scheduled to mature in December, 2014, with the last bond maturity being December, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.